Long-term Debt (Details) - Schedule of long-term debt (Parentheticals)	Sep. 30, 2021	Dec. 31, 2020
Nexxus Capital Equity Fund VI, L.P. Convertible Notes Payable Due July 18, 2024 [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Stated interest rate	13.73%	13.73%
Credit Suisse Convertible Notes Payable Due July 18, 2024 [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Stated interest rate	13.73%	13.73%
Paycheck Protection Program Loans Due May 1, 2022 [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Stated interest rate	1.00%	1.00%
Related Party Subordinated Promissory Note Payable Due December 12, 2021 [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Stated interest rate	14.00%	14.00%